Long-Term Debt and Interest Rate Swap Arrangements (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended				3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 02, 2010	Mar. 31, 2013 7.125% Senior Secured Notes due 2017	Dec. 31, 2012 7.125% Senior Secured Notes due 2017	Dec. 31, 2011 7.125% Senior Secured Notes due 2017	Mar. 23, 2010 7.125% Senior Secured Notes due 2017	Mar. 31, 2013 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2012 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2011 7.5% Senior Secured Notes due 2019, net of original issue discount	Sep. 25, 2009 7.5% Senior Secured Notes due 2019, net of original issue discount	Mar. 31, 2013 7.375% Senior Secured Notes due 2020	Dec. 31, 2012 7.375% Senior Secured Notes due 2020	Dec. 31, 2011 7.375% Senior Secured Notes due 2020	Mar. 23, 2010 7.375% Senior Secured Notes due 2020	Mar. 31, 2013 5.125% Senior Secured Notes due 2022	Dec. 31, 2012 5.125% Senior Secured Notes due 2022	Jul. 02, 2012 5.125% Senior Secured Notes due 2022	Mar. 31, 2013 4.375% Senior Secured Notes due 2023, net of original issue discount	Dec. 31, 2012 4.375% Senior Secured Notes due 2023, net of original issue discount	Mar. 31, 2013 5.95% Senior Secured Notes due 2043, net of original issue discount	Dec. 31, 2012 5.95% Senior Secured Notes due 2043, net of original issue discount
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	$ 2,000,000,000					$ 2,000,000,000
Line of credit facility standby letter of credit	250,000,000					250,000,000
Line of credit facility, uncommitted loan	1,000,000,000
Debt instrument lower range of basis spread on variable rate	0.25%					0.50%
Debt instrument higher range of basis spread on variable rate	2.00%					3.00%
Line of credit facility remaining borrowing capacity	1,700,000,000		1,100,000,000
Line of credit facility interest rate at period end	1.70%
Principal amount of tender offer							500,000,000				250,000,000
Debt instrument interest rate stated percentage							7.125%			7.125%	7.50%			7.50%	7.375%			7.375%	5.125%		5.125%	4.375%		5.95%
Repurchase price of individual bonds including premium							1,039.40				1,120
Face value of individual bonds repurchased							1,000				1,000
Extinguishment of debt amount							124,000,000				231,000,000
Extinguishment of debt, subsequent event							376,000,000
Debt and capital lease obligations	3,596,000,000		3,477,000,000	2,490,000,000			376,000,000	500,000,000	500,000,000	500,000,000	760,000,000	988,000,000	986,000,000	1,000,000,000	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000	750,000,000	0	300,000,000	0
Debt issuance price percentage														98.278%								99.968%		99.973%
Loss on extinguishment of debt	(41,000,000)	0			22,000,000
Notional amount of interest rate derivative instruments not designated as hedging instruments			3,100,000,000
Gain on financial instruments	12,000,000	11,000,000	48,000,000	50,000,000	40,000,000
Interest rate derivatives at fair value net			12,000,000	59,000,000
Interest rate derivative liabilities at fair value			13,000,000	61,000,000
Interest rate derivative assets at fair value			$ 1,000,000	$ 2,000,000
Debt weighted average interest rate	5.80%		7.00%